Consolidated Statements of Cash Flows - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net earnings from continuing operations	CAD 130,846	CAD 92,374
Adjustments and items not affecting cash:
Depreciation and amortization	329,273	195,751
Deferred taxes	85,286	28,675
Unrealized loss (gain) on derivative financial instruments	1,764	(18,689)
Share-based compensation expense	10,630	5,916
Cost of equity funds used for construction purposes	(3,014)	(2,774)
Pension and post-employment contributions in excess of expense	(26,893)	(13,491)
Non-cash revenue and other income	0	(10,467)
Distributions received from equity investments, net of income	3,141	653
Write-down of long-lived assets	789	6,259
Changes in non-cash operating items (note 24)	(74,026)	3,704
Net Cash Provided by (Used in) Operating Activities, Total	457,796	287,911
Financing Activities
Increase in long-term debt	1,838,035	2,399,009
Decrease in long-term debt	(3,131,717)	(68,423)
Issuance of convertible debentures, net of costs	743,881	357,694
Cash dividends on common shares	(170,199)	(118,145)
Dividends on preferred shares	(10,400)	(10,400)
Contributions from non-controlling interests	333,395	13,468
Production-based cash contributions from non-controlling interest	10,622	9,454
Distributions to non-controlling interests	(4,135)	(4,307)
Issuance of common shares, net of costs	556,634	1,526
Proceeds from settlement of derivative assets	48,381	0
Proceeds from exercise of share options	12,761	18,461
Shares surrendered to fund withholding taxes on exercised share options	(4,401)	(5,218)
Increase in other long-term liabilities	33,030	6,486
Decrease in other long-term liabilities	(8,751)	(4,269)
Net Cash Provided by (Used in) Financing Activities, Total	247,136	2,595,336
Investing Activities
Decrease (increase) in restricted cash	2,011,204	(2,007,732)
Acquisitions of operating entities	(2,047,401)	(432,699)
Divestiture of operating entity	111,043	0
Additions to property, plant and equipment	(740,023)	(405,743)
Increase in other assets	(9,122)	(20,501)
Receipt of principal on notes receivable	0	319,160
Increase in long-term investments	(82,449)	(347,901)
Net Cash Provided by (Used in) Investing Activities, Total	(756,748)	(2,895,416)
Effect of exchange rate differences on cash	(4,051)	(2,231)
Decrease in cash and cash equivalents	(55,867)	(14,400)
Cash and cash equivalents, beginning of year	110,417	124,817
Cash and cash equivalents, end of year	54,550	110,417
Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense	198,045	131,783
Cash paid during the year for income taxes	11,377	13,369
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	141,708	146,301
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	51,178	35,409
Acquisition of equity investments in exchange for loan receivable and payable	2,353	26,035
Convertible Debentures [Member]
Non-cash financing and investing activities:
Issuance of common shares upon conversion of subscription receipts	1,102,304	0
Subscription receipts
Non-cash financing and investing activities:
Issuance of common shares upon conversion of subscription receipts	CAD 0	CAD 110,503